UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06052
Morgan Stanley Municipal Income Opportunities Trust III
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: March 31, 2009
Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Income Opportunities Trust III
Portfolio of Investments June 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Tax-Exempt Municipal Bonds (103.7%)
	Alabama (1.0%)
$500	Colbert County — Northwest Health Care Authority, Helen Keller Hospital Ser 2003	5.75%	06/01/27		$417,065
200	Cullman Medical Clinic Board, Cullman Medical Park South, Regional Medical Center, Inc.Ser 1993-A	6.50	02/15/23		185,176

					602,241

	Arizona (3.6%)
650	Pima County Industrial Development Authority, Constellation Schools Ser 2008	7.00	01/01/38		496,912
1,000	Pima County Industrial Development Authority, Noah Webster Basic School Ser 2004 A	6.125	12/15/34		754,520
400	Pima County Industrial Development Authority, Water and Wastewater Global Water Resources LLC Ser 2007 (AMT)	6.55	12/01/37		402,292
400	Pima County Industrial Development Authority, Water and Wastewater Global Water Resources LLC	6.00	05/01/29		290,460
250	Pinal County Electrical District #4, Electric System Ser 2008	6.00	12/01/38		214,053

					2,158,237

	California (4.7%)
885	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp Ser 2006 (e)	0.00	06/01/33		82,686
200	California Municipal Finance Authority Educational Facility, High Tech High-Media Arts Ser 2008 A (b)	5.875	07/01/28		148,152
500	California Statewide Communities Development Authority, Lancer Educational Student Housing LLC Ser 2007	5.625	06/01/33		318,980
200	California Statewide Communities Development Authority, Thomas Jefferson School of Law Ser 2008 A	7.25	10/01/38		166,318
475	Carlsbad Community Facilities District #3 Ser 2006	5.30	09/01/36		328,144
1,600	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A-1	5.125	06/01/47		866,016
450	Quechan Indian Tribe FT Yuma Indian Reservation Ser 2008	7.00	12/01/27		315,099
700	San Diego County, San Diego Natural History Museum (COPs)	5.60	02/01/18		581,539
5,000	Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp Ser 2007 C (e)	0.00	06/01/56		31,200

					2,838,134

	Colorado (3.3%)
250	Colorado Health Facilities Authority, Christian Living Communities Ser 2009 A	9.00	01/01/34		256,998
500	Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.75	01/01/37		358,875
1,000	Copperleaf Metropolitan District # 2 Ser 2006	5.95	12/01/36		559,140
500	Elk Valley Public Improvement Corporation Ser 2001 A	7.30	09/01/22		442,565
500	Elk Valley Public Improvement Corporation Ser 2001 A	7.35	09/01/31		403,765

					2,021,343

	Connecticut (1.2%)
1,000	Georgetown Special Taxing District Ser 2006 A (b)	5.125	10/01/36		462,020
500	Mashantucket (Western) Pequot Tribe, Special Ser 2007 A (b)	6.50	09/01/31		287,420

					749,440

	District of Columbia (1.5%)
300	District of Columbia, Refg Ser 2009B (a)	5.00	12/01/25		315,701
605	Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp Ser 1991 (AMT) (c)	10.125	09/01/11		589,663

					905,364

	Florida (17.1%)
500	Alachua County Industrial Development, North Florida Retirement Village Ser 2007	5.875	11/15/36		352,190
470	Bellalago Educational Facilities Benefits District, Bellalago Charter School Ser 2004 B	5.80	05/01/34		348,909
295	Brevard County Health Facilities Authority, Buena Vida Estates, Inc Ser 2007	6.75	01/01/37		232,835
1550	Broward County Professional Sports Facilities, Civic Arena Refg 2006 A (FSA AMBAC Insd) (a)	5.00	09/01/23		1,566,614
490	Fiddlers Creek Community Development District #1 Ser 2005	6.00	05/01/38		314,703
250	Fountainbleau Lakes Community Development District Ser 2007 B	6.00	05/01/15		158,250
1,000	Grand Bay at Doral Community Development District Ser 2007 A	6.00	05/01/39		512,720
250	Miami Beach Health Facilities Authority, Mount Sinai Medical Center Refg Ser 2004	6.75	11/15/21		210,215
1,000	Midtown Miami Community Development District, Parking Garage Ser 2004 A	6.25	05/01/37		672,040
1,100	Orange County Health Facilities Authority, Orlando Lutheran Towers Inc Ser 2005	5.375	07/01/20		861,124
2,000	Orange County Health Facilities Authority, Westminister Community Care Services Inc Ser 1999	6.75	04/01/34		1,599,900
1,000	Pinellas County Health Facilities Authority, Oaks of Clearwater Ser 2004	6.25	06/01/34		871,970
1,500	South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007 (a)	5.00	08/15/32		1,376,782
1,000	St Johns County Industrial Development Authority, Glenmoor Ser 1999 A	8.00	01/01/10	(d)	1,053,840
300	Tolomato Community Development District, Special Assessment Ser 2007	6.55	05/01/27		217,626

					10,349,718

	Georgia (0.6%)
500	Atlanta, Eastside Ser 2005 B	5.60	01/01/30		366,295

	Hawaii (1.1%)
640	Hawaii Ser 2008 DK (a)	5.00	05/01/23		687,404

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Illinois (6.0%)
500	Bolingbrook, Sales Tax Ser 2005	6.25	01/01/24		253,700
375	Bolingbrook, Will & Dupage Counties Special Service Area #2005-1 Ser 2005	5.90	03/01/27		263,010
500	Chicago Lake Shore East Ser 2002	6.75	12/01/32		382,415
260	Hampshire Special Service Area #18 Ser 2007 A	6.00	03/01/44		131,284
500	Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625	01/01/37		418,705
500	Illinois Finance Authority, Landing at Plymouth Place Ser 2005 A	6.00	05/15/37		355,080
500	Illinois Finance Authority, Montgomery Place Ser 2006 A	5.75	05/15/38		340,115
750	Illinois Health Facilities Authority, Villa St Benedict Ser 2003 A-1	6.90	11/15/33		330,300
600	Illinois Toll Highway Authority , 2008 Ser B (a)	5.50	01/01/33		619,738
497	Pingree Grove Special Service Area # 7, Cambridge Lakes Ser 2006-1	6.00	03/01/36		317,131
300	Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 ( AMT)	7.00	12/01/42		228,969

					3,640,447

	Indiana (2.7%)
275	Saint Joseph County, Holy Cross Village at Notre Dame Ser 2006 A	6.00	05/15/26		218,400
1,500	Upland, Taylor University Ser 2002	6.25	09/01/28		1,403,505

					1,621,905

	Iowa (1.7%)
890	Iowa Health Facilities Development Financing Authority, Care Initiatives Ser 1996	9.25	07/01/11	(d)	1,036,129

	Kansas (1.5%)
500	Olathe, Catholic Care Ser 2006 A	6.00	11/15/38		356,885
500	Overland Park Development Corporation, Convention Center Hotel Ser 2000 A	7.375	01/01/11	(d)	551,115

					908,000

	Louisiana (1.3%)
447	Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.25	07/01/17		346,774
300	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg Ser 2007	6.375	12/01/34		218,919
250	St. John Baptist Parish, Marathon Oil Corporation Ser 2007 A	5.125	06/01/37		211,468

					777,161

	Maryland (2.3%)
500	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2007 A	5.30	01/01/37		293,185
1,235	Maryland Industrial Development Financing Authority, Medical Waste Associates LP 1989 Ser (AMT)	8.75	11/15/10		1,087,837

					1,381,022

	Massachusetts (3.0%)
335	Massachusetts Development Finance Agency, Kennedy-Donovan Center Inc 1990 Issue	7.50	06/01/10		331,730
200	Massachusetts Development Finance Agency, Linden Ponds, Inc Facility Ser 2007 A	5.75	11/15/42		120,526
1,255	Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.625	07/01/15		1,165,493
300	Massachusetts Development Finance Authority, Evergreen Center Ser 2005	5.50	01/01/35		214,308

					1,832,057

	Michigan (1.7%)
250	Dearborn Economic Development Corporation, Henry Ford Village, Inc. Refg Ser 2008	7.00	11/15/28		210,395
225	Michigan Strategic Fund Limited Obligation Revenue Refg Ser 2003 A-1 (AMT)	6.75	12/01/28		227,547
1,000	Michigan Tobacco Settlement Finance Authority Ser 2007 A	6.00	06/01/48		605,790

					1,043,732

	Minnesota (1.8%)
200	Brooklyn Park, Prairie Seeds Academy Ser 2009A	9.25	03/01/39		206,852
500	Buffalo, Central Minnesota Senior Housing Ser 2006 A	5.50	09/01/33		350,750
300	Minneapolis Health Care System, Fairview Health services Ser 2008A	6.75	11/15/32		315,270
250	North Oaks, Presbyterian Homes of North Oaks Ser 2007	6.125	10/01/39		202,433

					1,075,305

	Mississippi (0.3%)
200	Mississippi Business Finance Corporation, System Energy Resources, Inc. Ser 1998	5.875	04/01/22		181,904

	Missouri (3.6%)
250	Branson Regional Airport Transportation Development District Ser 2007 B (AMT)	6.00	07/01/37		160,170
1,000	Des Peres, West County Center Ser 2002	5.75	04/15/20		852,460
1,000	Kansas City Industrial Development Authority, Plaza Library Ser 2004	5.90	03/01/24		797,340
250	St Louis County Industrial Development Authority, St Andrews Resources for Seniors Ser 2007 A	6.375	12/01/41		180,175
250	St. Louis Industrial Development Authority, Ranken-Jordan Refg Ser 2007	5.00	11/15/22		166,273

					2,156,418

	Nevada (1.9%)
490	Clark County Special Improvement District #142, Mountain’s Edge Ser 2003	6.375	08/01/23		378,931
1,000	Director of the State of Nevada, Department of Business and Industry, Las Vegas Monorail 2nd Tier Ser 2000	7.375	01/01/40		50,000
500	Henderson Local Improvement District #T-18 Ser 2006	5.30	09/01/35		179,980
250	Las Vegas Redevelopment Agency Ser 2009A	8.00	06/15/30		262,942
300	Sparks Local Improvement District #3 Ser 2008	6.50	09/01/20		249,363

					1,121,216

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	New Jersey (5.4%)
1,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.70	10/01/17	866,500
1,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.75	10/01/23	764,190
500	New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.875	01/01/37	369,520
500	New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser 2001 A	6.25	11/01/20	420,855
1,000	New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994	7.25	07/01/27	831,920

				3,252,985

	New York (2.0%)
500	Mount Vernon Industrial Development Agency, Meadowview at the Wartburg Ser 1999	6.20	06/01/29	415,570
325	Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside Project Ser 2007 A	6.50	01/01/27	255,847
500	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35	359,705
250	New York City Industrial Development Agency Civic Facility, Polytechnic University Refg Ser 2007 (ACA Insd)	5.25	11/01/37	196,498

				1,227,620

	North Carolina (0.2%)
200	North Carolina Medical Care Commission Health Care Facilities, Pennybyrn at Maryfield Ser 2005 A	6.125	10/01/35	142,184

	North Dakota (0.3%)
250	Ward County, Health Care Facilities Trinity Obligated Group Ser 2006	5.125	07/01/29	196,343

	Ohio (2.7%)
1,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Ser 2007 A-2	5.875	06/01/30	710,640
300	Centerville Health Care, Bethany Lutheran Village Ser 2007 A	6.00	11/01/38	211,782
450	Cuyahoga County Health Care & Independent Living Facilities, Eliza Jennings Senior Care Ser 2007 A	5.75	05/15/27	319,586
225	Ohio State Air Quality Development	5.625	06/01/18	225,895
200	Tuscarawas County Hospital Facilities, The Twin City Hospital Ser 2007	6.35	11/01/37	151,634

				1,619,537

	Oklahoma (2.4%)
300	Chickasaw Nation Health Systems Ser 2007	6.25	12/01/32	251,781
250	Citizen Potawatomi Nation Senior Obligation Tax Revenue, Ser 2004 A	6.5	09/01/16	238,540
1,000	Oklahoma Development Finance Authority, Comanche County Hospital 2000 Ser B	6.60	07/01/31	947,930

				1,438,251

	Pennsylvania (5.7%)
1,100	Allegheny County Hospital Development Authority, West Penn Ser 2007 A	5.375	11/15/40	656,315
500	Allegheny County Redevelopment Authority, Pittsburgh Mills Ser 2004	5.60	07/01/23	383,095
750	Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.25	01/01/35	559,537
500	Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.00	09/01/36	395,950
500	Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.25	02/01/35	324,510
500	Pennsylvania Economic Development Financing Authority, Reliant Energy Inc Ser 2001 A (AMT)	6.75	12/01/36	469,750
645	Pennsylvania Intergovernmental Coop Authority, Tax Rev.	5.00	06/15/21	681,468

				3,470,625

	South Carolina (2.1%)
150	Georgetown County, Environmental Improvement Revenue, International Paper Co., Refg, 2000 Ser A	5.95	03/15/14	147,663
750	Myrtle Beach Tax Increment, Myrtle Beach Air Force Base Ser 2006 A	5.30	10/01/35	423,930
750	South Carolina Jobs-Economic Development Authority, Wesley Commons Ser 2006	5.30	10/01/36	478,148
325	South Carolina Jobs-Economic Development Authority, Woodlands at Furman Ser 2007 A	6.00	11/15/37	225,661

				1,275,402

	Tennessee (2.6%)
400	Johnson City Health and Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50	07/01/31	345,160
500	Shelby County Health, Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.75	09/01/37	383,980
750	Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.25	12/01/34	627,375
225	Trenton Health & Education Facilities Board Revenue, Merchant Capital LLC Ser 2009	9.25	04/01/39	224,780

				1,581,295

	Texas (7.4%)
250	AllianceAirport Authority, Inc Special Facilities, Federal Express Corporation Refg Ser 2006 (AMT)	4.85	04/01/21	205,555
500	Austin Convention Enterprises Inc, Convention Center Hotel Ser 2006 B	5.75	01/01/34	348,650
200	Brazos River Harbor Navigation, District of Brazoria County, The Dow Chemical Co. Ser 2002 A-4 (AMT)	5.95	05/15/33	171,230
500	Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125	09/01/34	417,685
500	HFDC Central Texas Inc, Legacy at Willow Bend, Ser 2006 A	5.75	11/01/36	330,915
200	Houston Airport System Special Facilities, Continental Airlines, Inc Ser 2001 E (AMT)	6.75	07/01/21	170,310
200	Houston Airport System Special Facilities, Continental Airlines, Inc Ser 2001 E (AMT)	6.75	07/01/29	162,128
1,000	Lubbock Health Facilities Development Corporation, Carillon Ser 2005 A	6.50	07/01/26	775,420
250	Tarrant County Cultural Education Facilities Finance Corporation, Northwest Senior Housing Corporation — Edgemere Ser 2006 A	6.00	11/15/36	195,567
1,745	Texas Department of Housing and Community Affairs Ser 2007 B (AMT) (a)	5.15	09/01/27	1,739,535

				4,516,995

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Utah (0.5%)
350	Emery County Environmental Improvement, PacifiCorp Ser 1996 (AMT)	6.15	09/01/30	272,997

	Virginia (4.8%)
2,527	Chesterfield County Industrial Development Authority, Brandermill Woods Ser 1998	6.50	01/01/28	2,040,694
1,000	Peninsula Ports Authority of Virginia, Baptist Homes Ser 2006 C	5.40	12/01/33	671,340
300	Peninsula Town Center Community Development Authority Ser 2007	6.45	09/01/37	218,756

				2,930,790

	Washington (2.4%)
350	Port of Seattle Industrial Development Corporation, Northwest Airlines, Inc Ser 2001 (AMT)	7.25	04/01/30	284,610
250	Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375	03/01/38	264,570
280	Washington Housing Finance Commission, FNMA Collateralized Refg Ser 1990 A	7.50	07/01/23	275,550
1,000	Washington Housing Finance Commission, Skyline at First Hill Ser 2007 A	5.625	01/01/38	631,600

				1,456,330

	West Virginia (0.6%)
425	West Virginia Hospital Finance Authority, Thomas Health System, Inc. Ser 2008	6.50	10/01/38	335,414

	Wisconsin (0.6%)
325	Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc. Obligated Group Ser 2009	6.38	02/15/29	333,785

	Wyoming (2.1%)
1,500	Teton County Hospital District, St John’s Medical Center Ser 2002	6.75	12/01/27	1,266,854

	Total Tax-Exempt Municipal Bonds (Cost $77,612,369)			62,770,879

	Short-Term Tax-Exempt Municipal Obligation (0.1%)
	Tennessee
100	Clarksville Public Authority (Demand 07/01/09) (Cost $100,000)	0.32	07/01/31	100,000

	Total Investments (Cost $77,712,369) (g)		103.8%	62,870,879

	Other Assets in Excess of Liabilities		2.4	1,427,589

	Floating Rate Note Obligations Related to Securities Held
(3,748)	Notes with interest rates ranging from 0.26% to 0.50% at June 30, 2009 and contractual maturities of collateral ranging from 06/15/21 to 01/01/33 (f) (Cost $(3,748,000))		(6.2)	(3,748,000)

	Net Assets		100.0%	$60,550,468

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Resale is restricted to qualified institutional investors.

(c)	Joint exemption.

(d)	Prerefunded to call date shown.

(e)	Capital appreciation bond.

(f)	Floating rate note obligations related to securities held – The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At June 30, 2009, Fund investments with a value of $6,987,242 are held by the Dealer Trusts and serve as collateral for the $3,748,000 in floating rate note obligations outstanding at that date.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

ACA	ACA Financial Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FSA	Financial Security Assurance Inc.

MS Municipal Income Opportunities Trust III
Notes to the Portfolio of Investments
SFAS 157
6/30/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective April 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at June 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Tax-Exempt Municipal Bonds	$62,770,879	—	$62,770,879	—
Short-Term Tax-Exempt Municipal Obligations	100,000	—	100,000	—

Total	$62,870,879	—	$62,870,879	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Municipal Income Opportunities Trust III
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009

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